DOUGLAS J. RAY
                                            Assistant Vice President and Counsel
                                                                 (212) 314-2007
                                                             Fax:(212) 314-3953

                                                                    May 8, 2008


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  AXA Equitable Life Insurance Company
     Form N-4 Registration Statement
     File Nos. 333-64749 and 811-07659
     CIK #:  0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 36 to AXA Equitable's Form N-4 Registration Statement (File No. 333-64749) under the Securities Act of 1933 ("1933 Act") and Amendment No. 210 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account No. 49.

This Post-Effective Amendment to the Registration Statement relates to a new national version of the Accumulator(R) Plus(SM) variable deferred annuity contract and a new New York version of the same contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. The contract will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49, and the distributors of Accumulator(R) Plus(SM) contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

The principal differences between the new versions of Accumulator(R) Plus(SM) ("new contract") and the current versions ("old contract") are outlined below. The old contract is also covered by AXA Equitable's Form N-4 Registration Statement 333-64749 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Post-Effective amendment becomes effective, and subject to state approval, the new contract will replace the old contract for new offers and sales.

The principal differences between the old contract and the new contract are as follows:

o The new contract permits the owner to add or drop the Guaranteed minimum income benefit under certain circumstances. (National version only)

o The new contract permits the owner to add or drop the Guaranteed withdrawal benefit for life under certain circumstances.

o The new contract converts the Guaranteed minimum income benefit to the Guaranteed withdrawal benefit for life at age 85, if the owner has not exercised the Guaranteed minimum income benefit before that time, unless the owner chooses otherwise. (National version only)

o The Guaranteed withdrawal benefit for life has been revised, to include a $5 million cap on its benefit base.

o The minimum age at which an owner can take an initial withdrawal under the Guaranteed withdrawal benefit for life in the national version has been increased to age 59 1/2. (Bringing the national version into line with the New York version)

o The Principal Guarantee Benefits have been added to the New York version. (Bringing the New York version into line with the national version.)

o   A 2% withdrawal charge applies in the ninth contract year.

o   There are no fixed maturity options under the new contract.

o Systematic withdrawals can be higher than 10% annually if surrender charges have expired.

We would greatly appreciate the Staff's effort in providing us with comments by June 20, 2008 or as soon as practicable thereafter. We will then file an additional post-effective amendment that will address any staff comments to the prospectuses. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

In addition, the changes to the new contract will also be made to contracts covered by the following three Form N-4 Registration Statements: File Nos. 333-05593, 333-60730 and 333-31131. AXA Equitable hereby proposes to file the substantially identically modified prospectuses via post-effective amendment to each of those three Form N-4 registration statements pursuant to Rule 485(b)(1)(vii). AXA Equitable hereby represents that the prospectuses will reflect any changes to the prospectuses filed in this Registration Statement made pursuant to comments from the Staff. We note that this filing approach is consistent with the SEC Staff's November 7, 1996 generic comment letter in which the Staff stated that it had granted approval under this provision when registrants were "simultaneously making a number of filings that contained identical changes, rendering separate Staff review of each filing duplicative." (1996 SEC No-Act, Lexis 840 (Nov. 7, 1996)).

To facilitate the Staff's review, we are including with the Staff's courtesy copy of this letter, precisely marked copies of the prospectuses contained in this filing that show how they differ from the current Accumlator(R) Plus(SM) prospectus. As you may recall, the national and New York versions of the old contract that were filed for review last fall were filed as supplements to the prospectus. The supplement for the New York version of the old contract has been integrated into the prospectus as of May 1, 2008, but the national version of the old contract is still being sold pursuant to a supplement. We began drafting the prospectus for the national version of the new contract by adding the relevant sections of that supplement to the prospectus for the national version of the old contract, and revising them. Therefore, the entire "Guaranteed withdrawal benefit for life ("GWBL")" section is marked as new in the national version of the prospectus, although the changes that were made to this section from the version that was filed last fall are actually relatively minor, other than the $5 million cap on the benefit base.

Please contact the undersigned at (212) 314-2007 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

                                                     Very truly yours,

                                                     /s/ Douglas J. Ray
                                                     ------------------
                                                     Douglas J. Ray

cc: Sonny Oh, Esq.
    Christopher E. Palmer, Esq.



                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104